Nuveen Maryland Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.3%
	MUNICIPAL BONDS – 99.2%
	Consumer Discretionary – 1.6%
$4,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	$4,278,360
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (4)	10/21 at 100.00	N/R	600,000
5,000	Total Consumer Discretionary			4,878,360
	Consumer Staples – 2.2%
915	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,064,776
545	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	9/21 at 100.00	Ba1	559,628
1,110	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/21 at 100.00	N/R	1,110,677
730	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	803,650
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,201,720
35	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	10/21 at 100.00	A1	35,103
1,900	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,098,094
6,235	Total Consumer Staples			6,873,648
	Education and Civic Organizations – 6.6%
	Baltimore County, Maryland, Economic Development Revenue Bonds, McDonogh School Facility, Series 2021:
665	4.000%, 9/01/32	9/31 at 100.00	A+	828,317
450	4.000%, 9/01/35	9/31 at 100.00	A+	551,759
1,500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc, Series 2017A, 5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,674,000
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A:
750	4.000%, 6/01/41	6/31 at 100.00	BBB-	885,817
2,000	4.000%, 6/01/55	6/31 at 100.00	BBB-	2,310,340
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A:
1,165	5.000%, 7/01/26	7/22 at 100.00	BBB+	1,206,987
1,700	5.000%, 7/01/34	7/22 at 100.00	BBB+	1,762,900
      0

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BBB+	$591,875
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	539,920
2,625	4.250%, 7/01/41	7/23 at 100.00	AA+	2,788,695
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39	10/24 at 100.00	A	546,415
1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	1,512,185
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29	6/22 at 100.00	Baa1	2,069,580
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
385	5.000%, 6/01/29	6/26 at 100.00	Baa1	455,186
700	5.000%, 6/01/33	6/26 at 100.00	Baa1	816,438
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
315	5.000%, 6/01/36	6/26 at 100.00	Baa1	365,362
235	5.000%, 6/01/42	6/26 at 100.00	Baa1	270,010
1,100	Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds, McDonogh School Inc, Sereis 2019, 4.000%, 9/01/43	3/29 at 100.00	A+	1,267,717
18,300	Total Education and Civic Organizations			20,443,503
	Energy – 1.1%
3,260	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	10/21 at 100.00	BB-	3,297,001
	Health Care – 12.1%
750	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021, 5.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/32 at 100.00	Baa3	919,267
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
660	4.000%, 7/01/32	7/25 at 100.00	A-	726,713
1,650	4.250%, 7/01/35	7/25 at 100.00	A-	1,832,226
1,000	5.000%, 7/01/45	7/25 at 100.00	A-	1,125,460
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
750	5.000%, 7/01/34	7/27 at 100.00	Baa3	863,497
500	5.000%, 7/01/38	7/27 at 100.00	Baa3	569,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
$90	5.000%, 7/01/36	7/26 at 100.00	BBB+	$105,920
1,250	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,465,125
440	4.000%, 7/01/42	7/26 at 100.00	BBB+	482,491
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	637,100
2,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	2,423,758
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
740	3.250%, 7/01/39	7/30 at 100.00	A-	815,428
50	4.000%, 7/01/40	7/30 at 100.00	A-	59,100
520	4.000%, 7/01/45	7/30 at 100.00	A-	606,128
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A:
2,250	4.000%, 7/01/40 (WI/DD, Settling 9/01/21)	7/31 at 100.00	A+	2,695,275
165	3.000%, 7/01/46 (WI/DD, Settling 9/01/21)	7/31 at 100.00	A+	174,431
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	591,210
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
575	5.000%, 7/01/33	7/27 at 100.00	A+	694,353
500	4.000%, 7/01/42	7/27 at 100.00	A+	563,630
955	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, 4.125%, 7/01/47	7/25 at 100.00	A+	1,046,556
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000	5.000%, 5/15/42	5/27 at 100.00	A	1,218,830
1,500	5.000%, 5/15/45	5/27 at 100.00	A	1,826,280
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	933,669
1,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%, 7/01/34	7/30 at 100.00	A	2,011,729
2,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	2,539,323
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	2,999,725
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/45	4/30 at 100.00	A	2,920,100

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
$3,000	4.000%, 12/01/44	6/25 at 100.00	AA-	$3,306,210
1,000	5.000%, 12/01/44	6/25 at 100.00	AA-	1,164,180
32,025	Total Health Care			37,316,834
	Housing/Multifamily – 8.2%
2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	2,176,620
2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29	6/26 at 100.00	A+	2,006,120
640	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	694,490
1,660	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28	10/23 at 100.00	A+	1,788,218
1,310	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021A, 2.200%, 7/01/41	1/31 at 100.00	AA+	1,309,856
1,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021B, 2.100%, 1/01/41	7/31 at 100.00	AA+	984,220
935	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A, 2.600%, 7/01/40	7/29 at 100.00	AA+	961,423
1,430	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 4.000%, 7/01/45	1/24 at 100.00	AA+	1,496,466
235	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	251,384
1,480	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2018A, 3.950%, 7/01/43	1/28 at 100.00	AA+	1,628,977
1,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E, 2.150%, 7/01/40	1/30 at 100.00	AA+	1,002,660
1,750	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,866,952
575	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%, 7/01/32	7/27 at 100.00	BB+	658,904
200	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 4.000%, 7/01/40	7/30 at 100.00	BBB-	231,700
500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34	6/23 at 100.00	Baa3	526,940
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB-	1,031,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015:
$255	5.000%, 7/01/31	7/25 at 100.00	BB+	$283,963
475	5.000%, 7/01/35	7/25 at 100.00	BB+	525,246
1,140	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	10/21 at 100.00	AA	1,142,189
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,350,115
520	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	608,400
1,250	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34	7/24 at 100.00	Aaa	1,307,925
750	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2021B, 2.250%, 7/01/41	7/30 at 100.00	Aaa	752,948
670	Montgomery County Housing Opportunities Commission, Maryland, Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39 (AMT)	1/28 at 100.00	Aa2	706,589
23,920	Total Housing/Multifamily			25,294,195
	Housing/Single Family – 4.7%
1,190	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa1	1,236,363
2,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C, 3.200%, 9/01/28	3/24 at 100.00	Aa1	2,617,700
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa1	1,056,200
485	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	519,343
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B:
2,500	3.200%, 9/01/39	9/28 at 100.00	Aa1	2,697,400
970	3.350%, 9/01/42	9/28 at 100.00	Aa1	1,046,038
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C:
550	5.000%, 9/01/28	No Opt. Call	Aa1	701,371
800	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,020,992
725	3.000%, 3/01/42	3/29 at 100.00	Aa1	762,939
1,430	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 2.000%, 9/01/43	3/30 at 100.00	Aa1	1,391,204
500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B, 2.100%, 9/01/41	3/30 at 100.00	Aa1	499,950

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.200%, 7/01/44	7/29 at 100.00	AA+	$1,068,170
13,650	Total Housing/Single Family			14,617,670
	Long-Term Care – 4.7%
1,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016, 5.000%, 1/01/37	1/26 at 100.00	A	1,159,500
1,750	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,024,820
2,000	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,314,080
1,200	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/33	1/24 at 104.00	BBB	1,345,452
1,250	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/44	4/27 at 100.00	N/R	1,327,325
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
700	5.000%, 1/01/36	7/26 at 100.00	A-	823,823
835	5.000%, 1/01/45	7/26 at 100.00	A-	969,869
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
575	5.000%, 11/01/30	11/24 at 103.00	B-	637,014
950	5.000%, 11/01/32	11/24 at 103.00	B-	1,048,125
100	5.000%, 11/01/37	11/24 at 103.00	B-	109,746
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	B-	545,995
100	5.000%, 11/01/47	11/24 at 103.00	B-	108,847
1,500	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30	1/29 at 100.00	BBB+	1,902,435
12,460	Total Long-Term Care			14,317,031
	Tax Obligation/General – 16.5%
2,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2020, 5.000%, 3/01/30	No Opt. Call	AAA	2,682,020
2,040	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	1,620,882
1,000	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2020A, 4.000%, 8/15/37	8/30 at 100.00	AAA	1,230,500
2,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan of 2021, Second Series 2022C, 4.000%, 3/01/29 (WI/DD, Settling 3/01/22)	No Opt. Call	AAA	2,408,480
5,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Fiirst Series 2021A, 5.000%, 3/01/34	3/31 at 100.00	AAA	6,773,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29	8/28 at 100.00	AAA	$1,285,710
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A:
1,000	5.000%, 3/15/23	No Opt. Call	AAA	1,075,400
1,000	5.000%, 3/15/31	3/27 at 100.00	AAA	1,237,280
2,085	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2019, 5.000%, 3/15/27	No Opt. Call	AAA	2,597,972
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2:
1,000	5.000%, 8/01/28	No Opt. Call	AAA	1,292,960
1,000	5.000%, 8/01/29	No Opt. Call	AAA	1,324,020
2,385	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2020B, 4.000%, 11/01/31	No Opt. Call	AAA	3,078,129
5,645	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	4,756,251
3,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30	7/29 at 100.00	AAA	3,941,820
2,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A, 5.000%, 7/15/33	7/28 at 100.00	AAA	3,178,575
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2020, 5.000%, 6/01/28	No Opt. Call	AAA	2,575,140
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
2,575	5.000%, 6/01/27	6/26 at 100.00	AAA	3,121,029
1,300	5.000%, 6/01/35	6/26 at 100.00	AAA	1,567,059
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,963,800
6,220	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49	8/25 at 37.14	Aaa	2,188,756
47,250	Total Tax Obligation/General			50,899,633
	Tax Obligation/Limited – 17.7%
1,800	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2017, 5.000%, 10/01/27	10/26 at 100.00	AAA	2,201,886
2,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	2,564,900
1,000	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.375%, 6/01/36	6/26 at 100.00	N/R	1,095,490

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
$460	4.500%, 9/01/33	9/27 at 100.00	N/R	$515,568
120	5.000%, 9/01/38	9/27 at 100.00	N/R	137,114
755	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.000%, 6/01/36	6/26 at 100.00	N/R	841,470
1,300	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.500%, 6/01/39, 144A	6/29 at 100.00	N/R	1,367,158
250	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.700%, 6/01/39, 144A	6/23 at 100.00	N/R	253,193
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
380	4.000%, 7/01/29	1/29 at 100.00	N/R	442,267
334	5.000%, 7/01/36	1/29 at 100.00	N/R	399,203
106	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured	10/21 at 100.00	AA	106,473
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A:
1,000	4.000%, 7/01/34	7/30 at 100.00	A-	1,196,150
1,250	4.000%, 7/01/35	7/30 at 100.00	A-	1,492,075
375	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020B, 4.000%, 7/01/40	7/30 at 100.00	N/R	427,830
55	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	62,715
170	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	182,145
100	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	120,294
280	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery, 4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	319,939
670	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	680,968
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,101,190
1,015	5.000%, 12/01/33	12/26 at 100.00	BB	1,192,950
500	5.000%, 12/01/46	12/26 at 100.00	BB	576,360
	Harford County, Maryland, Special Obligation Bonds, Beechtree Estates Project, Refunding Series 2021:
750	4.000%, 7/01/36	7/30 at 100.00	A	888,998
675	4.000%, 7/01/40	7/30 at 100.00	A	791,829
725	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 5.800%, 2/15/34	2/24 at 100.00	N/R	768,935

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
$600	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	$638,232
550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	586,729
1,285	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/34	7/25 at 100.00	N/R	1,359,145
1,000	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	1,155,930
	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Series 2021B:
1,150	5.000%, 8/01/46 (AMT)	8/31 at 100.00	A1	1,474,886
1,000	4.000%, 8/01/51 (AMT)	8/31 at 100.00	A1	1,173,100
185	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	206,978
2,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	2,276,600
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/32	5/26 at 100.00	AA	1,196,480
1,250	5.000%, 5/01/33	5/26 at 100.00	AA	1,495,275
2,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AA	2,491,420
25	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	27,335
2,000	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38	10/28 at 100.00	AA+	2,534,380
3,172	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	10/21 at 100.00	N/R	3,199,692
364	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	10/21 at 100.00	N/R	367,917
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
29	0.000%, 7/01/24	No Opt. Call	N/R	28,015
55	0.000%, 7/01/27	No Opt. Call	N/R	50,772
54	0.000%, 7/01/29	7/28 at 98.64	N/R	47,491
70	0.000%, 7/01/31	7/28 at 91.88	N/R	56,762
78	0.000%, 7/01/33	7/28 at 86.06	N/R	58,807
57	4.500%, 7/01/34	7/25 at 100.00	N/R	63,107
2,610	0.000%, 7/01/51	7/28 at 30.01	N/R	634,256
3,965	5.000%, 7/01/58	7/28 at 100.00	N/R	4,590,875

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$1,500	4.329%, 7/01/40	7/28 at 100.00	N/R	$1,705,170
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,393
47	4.784%, 7/01/58	7/28 at 100.00	N/R	53,786
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	1,179,560
1,000	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,140,730
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	9/21 at 100.00	Baa2	1,016,890
3,250	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46	7/31 at 100.00	AA	3,895,352
49,369	Total Tax Obligation/Limited			54,436,165
	Transportation – 8.6%
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	142,939
425	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A	504,875
300	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	362,004
1,940	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A, 5.000%, 6/01/35	6/28 at 100.00	Baa3	2,365,267
1,600	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	BBB	1,862,880
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
500	4.000%, 6/01/38	6/28 at 100.00	BB-	498,760
305	4.000%, 6/01/58	6/28 at 100.00	BB-	283,379
1,275	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BB	1,388,182
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
2,650	5.000%, 3/31/41 (AMT)	9/26 at 100.00	BB-	3,134,473
500	5.000%, 3/31/46 (AMT)	9/26 at 100.00	BB-	590,615
500	Maryland Economic Development Corporation, Private Activity Revenue Bonds FCP, Purple Line Light Rail Project, Green Bonds, Series 2016B, 5.000%, 9/30/26 (AMT)	11/21 at 100.00	BB-	505,795
1,000	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/32 (AMT)	6/29 at 100.00	A	1,272,420
2,500	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020, 5.000%, 7/01/36	7/30 at 100.00	Aa2	3,291,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A:
$1,000	5.000%, 7/01/39	7/31 at 100.00	Aa2	$1,336,510
2,000	5.000%, 7/01/46	7/31 at 100.00	Aa2	2,617,240
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/26 (AMT)	9/21 at 100.00	B	85,201
340	5.000%, 8/01/31 (AMT)	9/21 at 100.00	B	340,792
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/30	7/27 at 100.00	AA	1,854,285
1,000	5.000%, 7/01/36	7/27 at 100.00	AA	1,224,220
1,390	5.000%, 7/01/37	7/27 at 100.00	AA	1,698,107
1,000	5.000%, 7/01/42	7/27 at 100.00	AA	1,210,980
21,930	Total Transportation			26,570,699
	U.S. Guaranteed – 10.2% (5)
645	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	756,727
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,031,940
475	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	494,109
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A-	1,719,495
1,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	1,390,464
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,000	4.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A+	1,137,930
750	5.000%, 7/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A+	881,948
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,340	5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,520,632
1,065	5.000%, 7/01/34 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,208,562
1,250	5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,418,500
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
2,250	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	2,322,810
5,700	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	5,931,762
240	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	253,306

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	$3,420,960
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	1,211,300
3,250	5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	3,936,725
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,024,260
475	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A+	494,109
780	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49 (Pre-refunded 8/15/25)	8/25 at 37.14	Aaa	284,801
29,085	Total U.S. Guaranteed			31,440,340
	Utilities – 5.0%
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,256,680
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,513,360
1,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A, 5.000%, 7/01/50	7/30 at 100.00	Aa2	1,281,550
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	Aa3	2,432,740
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	1,022,530
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	481,824
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
500	5.000%, 7/01/27	7/26 at 100.00	A-	588,710
500	5.000%, 1/01/46	7/26 at 100.00	A-	565,150
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
825	5.000%, 10/01/33	10/27 at 100.00	BBB	964,796
200	5.000%, 10/01/38	10/27 at 100.00	BBB	231,690
2,000	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,094,100
705	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	714,616
100	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	109,711
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,041,880
13,245	Total Utilities			15,299,337
$275,729	Total Municipal Bonds (cost $284,713,178)			305,684,416

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
14,180	American Airlines Group Inc, (6), (7)	$282,749
	Total Common Stocks (cost $425,978)	282,749
	Total Long-Term Investments (cost $285,139,156)	305,967,165
	Other Assets Less Liabilities – 0.7%	2,202,653
	Net Assets – 100%	$308,169,818
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$305,684,416	$ —	$305,684,416
Common Stocks	282,749	—	—	282,749
Total	$282,749	$305,684,416	$ —	$305,967,165

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 96.6%
	Consumer Staples – 0.3%
$1,320	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	$1,783,795
	Education and Civic Organizations – 14.3%
2,470	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	3,266,402
1,405	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34	10/26 at 100.00	Baa3	1,609,835
515	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	599,367
295	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/39	10/29 at 100.00	BB+	338,188
2,580	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2019, 3.000%, 9/15/49	9/29 at 100.00	AA-	2,784,259
1,205	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	1,367,723
305	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	342,524
785	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	824,768
330	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	355,905
920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	9/21 at 100.00	AA	921,270
3,500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/45	8/25 at 100.00	AA-	4,034,695
1,430	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	1,543,685
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
290	3.125%, 5/01/34	5/26 at 100.00	BBB	300,510
210	3.250%, 5/01/36	5/26 at 100.00	BBB	218,035
355	3.500%, 5/01/41	5/26 at 100.00	BBB	369,722
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
100	3.375%, 11/01/33	11/27 at 100.00	A-	109,837
1,090	4.000%, 11/01/40	11/27 at 100.00	A-	1,227,602

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Lancaster Higher Education Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2021:
$1,000	5.000%, 10/01/27 – BAM Insured	No Opt. Call	AA	$1,248,850
1,000	5.000%, 10/01/28 – BAM Insured	No Opt. Call	AA	1,279,230
1,800	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016, 3.000%, 10/01/37	10/26 at 100.00	A	1,894,698
1,270	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	1,548,371
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
3,750	4.000%, 9/01/44	9/29 at 100.00	A	4,312,050
580	4.000%, 9/01/49	9/29 at 100.00	A	662,963
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%, 10/01/41	10/26 at 100.00	BBB+	1,106,310
2,075	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38	11/28 at 100.00	Aa3	2,439,764
4,685	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41 (AMT)	6/29 at 100.00	A1	4,784,041
1,740	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42 (AMT)	6/30 at 100.00	A1	1,760,880
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630	2.625%, 11/01/31	5/26 at 100.00	BBB+	662,451
690	3.000%, 11/01/42	5/26 at 100.00	BBB+	717,503
1,150	5.000%, 11/01/46	5/26 at 100.00	BBB+	1,297,649
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
815	5.000%, 12/01/38	12/24 at 100.00	AA+	924,764
670	5.000%, 12/01/44	12/24 at 100.00	AA+	759,311
1,015	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Series 2019, 4.000%, 12/01/48	6/29 at 100.00	AA+	1,176,730
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016, 4.000%, 5/01/36	5/26 at 100.00	A-	1,701,765
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
300	4.000%, 5/01/32	11/22 at 100.00	BB+	305,016
1,030	5.000%, 5/01/42	11/22 at 100.00	BB+	1,058,953
2,400	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50	3/25 at 100.00	A	2,742,336
220	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	229,209
1,260	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2018A, 3.375%, 2/15/35	2/28 at 100.00	AA+	1,414,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
$185	4.000%, 11/01/39	11/22 at 100.00	Baa1	$189,727
1,200	5.000%, 11/01/42	11/22 at 100.00	Baa1	1,250,208
1,355	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	Baa1	1,542,180
2,350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A, 4.000%, 7/15/51	7/31 at 100.00	A-	2,750,557
275	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	321,239
1,475	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 5.000%, 5/01/37	11/27 at 100.00	BB+	1,645,982
2,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph's University Project, Refunding Series 2020A, 4.000%, 11/01/45	11/29 at 100.00	A-	3,002,740
2,345	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Temple University, First Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	2,675,950
910	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB	1,001,937
835	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	972,366
1,895	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	2,051,830
5,010	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	5,786,851
2,090	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	BBB+	2,201,418
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
665	5.000%, 11/01/32	11/25 at 100.00	A-	770,509
260	5.000%, 11/01/33	11/25 at 100.00	A-	300,721
260	4.000%, 11/01/35	11/25 at 100.00	A-	287,180
72,075	Total Education and Civic Organizations			80,992,677
	Health Care – 18.1%
10,725	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	12,178,988
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
1,000	4.000%, 7/15/36	7/29 at 100.00	A	1,185,890
1,170	4.000%, 7/15/39	7/29 at 100.00	A	1,376,294

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
$1,970	3.750%, 11/01/42	11/27 at 100.00	BB-	$1,987,454
5,000	5.000%, 11/01/47	11/27 at 100.00	BB-	5,580,250
1,255	4.000%, 11/01/47	11/27 at 100.00	BB-	1,308,024
775	5.000%, 11/01/50	11/27 at 100.00	BB-	860,111
1,000	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	1,136,690
5,705	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	5,904,447
2,125	Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39	7/25 at 100.00	A	2,399,486
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
295	5.000%, 11/15/41	11/25 at 100.00	AA-	345,601
660	5.000%, 11/15/46	11/25 at 100.00	AA-	770,233
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A:
1,000	4.000%, 10/01/36	10/27 at 100.00	AA	1,159,390
1,365	4.000%, 10/01/37	10/27 at 100.00	AA	1,579,073
6,115	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	7,176,625
2,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019, 4.000%, 11/01/44	11/29 at 100.00	A+	2,316,920
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
560	3.000%, 6/01/33	6/26 at 100.00	A	599,978
585	5.000%, 6/01/35	6/26 at 100.00	A	697,607
730	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	753,141
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	534,400
1,025	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,218,889
4,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	4,799,440
1,485	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA-	1,668,932
1,115	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	AA-	1,321,855
255	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	269,856

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,750	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA	$3,261,885
2,045	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA	2,439,521
3,995	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	4,509,276
3,040	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A+	3,482,958
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
365	3.000%, 11/01/36	5/26 at 100.00	A-	380,378
3,670	4.000%, 11/01/46	5/26 at 100.00	A-	3,921,615
1,050	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/41	7/26 at 100.00	A+	1,227,513
2,730	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	3,070,950
	Philadelphia Authority for Industrial Development, Pennsylvania, Hospital Revenue Bonds, The Children's Hospital of Philadelphia, Series 2021A:
2,500	5.000%, 7/01/29	No Opt. Call	AA	3,277,250
3,015	5.000%, 7/01/31	No Opt. Call	AA	4,107,727
3,000	5.000%, 7/01/32	No Opt. Call	AA	4,166,820
2,035	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	2,110,397
555	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	659,285
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	2,364,140
3,065	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	3,803,359
700	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37	1/31 at 100.00	Baa1	833,161
88,930	Total Health Care			102,745,809
	Housing/Multifamily – 0.2%
650	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	727,434
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	112,420

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$201	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	9/21 at 100.00	Baa3	$205,607
951	Total Housing/Multifamily			1,045,461
	Housing/Single Family – 11.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,560	3.300%, 10/01/32	10/21 at 100.00	AA+	2,565,427
1,980	3.650%, 10/01/37	10/21 at 100.00	AA+	1,984,594
880	3.700%, 10/01/42	10/21 at 100.00	AA+	881,839
710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B, 3.900%, 10/01/35	10/24 at 100.00	AA+	742,660
1,270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	1,310,830
4,420	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	4,581,286
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
1,475	3.100%, 10/01/36	10/25 at 100.00	AA+	1,542,511
6,130	3.200%, 10/01/41	10/25 at 100.00	AA+	6,379,920
1,180	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32	10/26 at 100.00	AA+	1,272,465
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37	10/26 at 100.00	AA+	2,107,720
1,010	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47	4/27 at 100.00	AA+	1,077,761
1,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2018-126A, 3.700%, 10/01/33	4/27 at 100.00	AA+	2,015,889
6,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 3.350%, 10/01/45	10/28 at 100.00	AA+	6,345,360
4,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46	10/28 at 100.00	AA+	4,169,296
2,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133, 2.500%, 10/01/45	10/29 at 100.00	AA+	2,384,485
1,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2021-136, 2.550%, 10/01/51 (WI/DD, Settling 9/21/21)	10/30 at 100.00	AA+	1,249,863
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2020-134A:
5,000	1.850%, 4/01/36	10/29 at 100.00	AA+	4,982,300
3,145	2.050%, 4/01/41	10/29 at 100.00	AA+	3,129,589
2,570	2.100%, 10/01/43	10/29 at 100.00	AA+	2,540,548

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A:
$3,040	2.250%, 10/01/41	10/30 at 100.00	AA+	$3,057,267
3,935	2.375%, 10/01/46	10/30 at 100.00	AA+	3,934,725
4,425	2.500%, 10/01/50	10/30 at 100.00	AA+	4,452,789
61,210	Total Housing/Single Family			62,709,124
	Industrials – 1.0%
250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	273,075
250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	273,075
2,525	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	2,695,160
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
955	5.000%, 11/01/27 (AMT)	11/22 at 100.00	A1	1,003,600
410	5.000%, 11/01/41 (AMT)	11/22 at 100.00	A1	429,098
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (AMT) (Mandatory Put 7/01/24)	No Opt. Call	A-	1,050,940
5,390	Total Industrials			5,724,948
	Long-Term Care – 5.1%
1,510	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	1,762,699
1,600	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, 5.000%, 5/15/48	5/25 at 102.00	BBB	1,799,552
90	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	94,735
860	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	910,809
3,490	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	3,858,439
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
1,630	4.000%, 1/01/33	1/25 at 100.00	BBB+	1,766,301
2,035	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,260,580

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016:
$355	5.000%, 1/01/28	1/26 at 100.00	BBB+	$415,027
1,000	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,162,630
910	5.000%, 1/01/30	1/26 at 100.00	BBB+	1,053,816
135	3.250%, 1/01/36	1/26 at 100.00	BBB+	144,223
1,430	3.250%, 1/01/39	1/26 at 100.00	BBB+	1,522,135
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
285	4.125%, 1/01/38	1/29 at 100.00	BBB+	335,228
745	5.000%, 1/01/39	1/29 at 100.00	BBB+	919,531
1,135	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 5.000%, 12/01/39	12/25 at 100.00	A	1,292,527
340	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	382,704
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2020:
610	5.000%, 3/01/45	3/27 at 102.00	BB+	697,492
245	5.000%, 3/01/50	3/27 at 102.00	BB+	279,462
2,000	Montgomery County Industrial Development Authority, Pennslyvania, Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%, 12/01/48	12/25 at 102.00	BBB	2,278,960
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,358,920
1,100	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2019, 5.000%, 11/01/49	11/26 at 103.00	BB+	1,257,377
2,250	Pennsylvania Economic Development Finance Authority Revenue Bonds Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46	7/26 at 103.00	BBB+	2,536,492
25,755	Total Long-Term Care			29,089,639
	Tax Obligation/General – 18.1%
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950	5.000%, 12/01/32	12/24 at 100.00	AA-	1,090,828
415	5.000%, 12/01/34	12/24 at 100.00	AA-	476,084
4,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77, 5.000%, 11/01/43	11/28 at 100.00	AA-	6,180,928
	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019C:
1,000	4.000%, 2/01/35 – BAM Insured	8/29 at 100.00	AA	1,187,880
1,030	4.000%, 2/01/36 – BAM Insured	8/29 at 100.00	AA	1,219,118
1,000	Avon Grove School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 11/15/38	5/29 at 100.00	AA	1,193,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
$1,185	5.000%, 8/01/28	8/26 at 100.00	Aa2	$1,446,067
1,050	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,214,042
1,105	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,276,187
1,180	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,360,587
705	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	783,967
1,000	Cambria County, Pennsylvania, General Obligation Bonds, Notes Series 2020B, 4.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,150,370
1,675	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,898,328
2,645	Chambersburg Area School District, Franklin County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 3/01/29	3/27 at 100.00	Aa3	3,104,833
2,030	Cheltenham Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016B, 5.000%, 2/15/37	8/24 at 100.00	AA-	2,293,575
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	Aa3	3,022,656
	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020A:
4,000	0.000%, 10/01/35 – BAM Insured	10/30 at 81.91	AA	2,623,560
1,950	0.000%, 10/01/37 – BAM Insured	10/30 at 75.27	AA	1,162,083
4,000	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	4,826,800
805	Connellsville Area School District, Fayette County, Pennsylvania, General Obligation Bonds, Series 2019, 3.125%, 8/15/39	8/26 at 100.00	AA	855,884
2,630	Dallas School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 5.000%, 10/15/33 – AGM Insured	10/29 at 100.00	AA	3,439,908
2,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24	No Opt. Call	A+	2,339,808
1,000	Fairview School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2021, 3.000%, 9/15/30	9/29 at 100.00	AA	1,140,730
1,350	Fayette County, Pennsylvania, General Obligation Bonds, Notes Series 2021A, 2.000%, 11/15/43 – AGM Insured	11/30 at 100.00	AA	1,308,434
	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021:
1,375	3.000%, 10/15/33 – BAM Insured	10/31 at 100.00	AA	1,564,406
575	3.000%, 10/15/35 – BAM Insured	10/31 at 100.00	AA	646,818
1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	Baa2	1,462,720
2,240	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	2,447,290

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Lower Paxton Township, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2020B, 4.000%, 4/01/22	No Opt. Call	Aa2	$1,021,530
4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A-	4,711,297
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016:
1,000	4.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	1,153,240
1,000	4.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	1,146,930
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019:
1,000	4.000%, 5/01/34	5/29 at 100.00	AA	1,203,560
1,545	4.000%, 5/01/36	5/29 at 100.00	AA	1,849,844
1,000	4.000%, 5/01/44	5/29 at 100.00	AA	1,186,270
	Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A:
1,500	4.000%, 3/01/33	9/27 at 100.00	AA	1,748,295
1,745	4.000%, 3/01/34	9/27 at 100.00	AA	2,029,889
1,350	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	1,505,966
85	Pennsylvania State, General Obligation Bonds, First Series 2021, 2.000%, 5/15/41	5/31 at 100.00	Aa3	82,285
3,335	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – NPFG Insured	No Opt. Call	A+	4,856,060
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A:
1,500	4.000%, 5/01/37	5/31 at 100.00	A	1,810,950
1,500	4.000%, 5/01/38	5/31 at 100.00	A	1,806,060
250	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	262,183
370	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2020A, 4.000%, 9/01/22	No Opt. Call	AA-	383,890
	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2019B:
1,500	3.000%, 2/15/30	2/27 at 100.00	Aa1	1,643,730
1,160	3.000%, 2/15/32	2/27 at 100.00	Aa1	1,260,897
1,535	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018, 3.500%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	1,668,253
1,285	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,365,852
2,000	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 3/15/40	3/25 at 100.00	Aa1	2,291,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
$40	5.000%, 11/15/21	No Opt. Call	BB+	$40,126
70	5.000%, 11/15/28	5/24 at 100.00	BB+	72,134
1,690	Upper Dublin School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 9/15/37	3/29 at 100.00	Aa3	2,000,808
200	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 2.000%, 9/01/26	No Opt. Call	Aa1	213,354
1,275	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41	10/24 at 100.00	AA	1,445,468
	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2020:
2,095	3.000%, 10/01/28	No Opt. Call	AA	2,358,153
2,725	3.000%, 10/01/29	10/28 at 100.00	AA	3,055,079
1,150	3.000%, 10/01/30	10/28 at 100.00	AA	1,280,732
	West Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021B:
1,715	2.000%, 9/01/25	No Opt. Call	Aa2	1,822,771
1,550	2.000%, 9/01/26	No Opt. Call	Aa2	1,662,205
1,000	West Mifflin Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 – BAM Insured	10/29 at 100.00	AA	1,101,190
92,715	Total Tax Obligation/General			102,758,192
	Tax Obligation/Limited – 5.3%
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	515,945
120	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	151,771
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	120,077
505	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	586,608
100	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	118,998
1,025	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Series 2019B, 5.000%, 6/01/30	No Opt. Call	A1	1,354,343
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
840	5.000%, 6/01/33	6/28 at 100.00	A1	1,037,173
8,325	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	9,565,924
935	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	950,306
555	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	577,050

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A:
$1,500	0.000%, 12/01/37 (4)	12/26 at 100.00	AA-	$1,727,730
1,000	0.000%, 12/01/44 (4)	12/26 at 100.00	AA-	1,146,550
2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	3,075,925
2,045	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A	2,425,309
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012:
1,530	5.000%, 2/01/26 – AGM Insured	8/22 at 100.00	AA	1,595,255
1,225	4.000%, 2/01/29 – AGC Insured	8/22 at 100.00	AA	1,264,886
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
75	0.000%, 7/01/46	7/28 at 41.38	N/R	25,060
157	0.000%, 7/01/51	7/28 at 30.01	N/R	38,153
1,136	4.750%, 7/01/53	7/28 at 100.00	N/R	1,300,038
1,217	5.000%, 7/01/58	7/28 at 100.00	N/R	1,409,103
621	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	710,666
530	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	583,297
26,541	Total Tax Obligation/Limited			30,280,167
	Transportation – 7.8%
5,000	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/51 (AMT)	1/31 at 100.00	AA	6,241,650
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,040	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,158,685
2,455	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,728,561
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	1,197,910
2,700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/38	1/29 at 100.00	A+	3,393,900
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,330	5.000%, 1/01/22	No Opt. Call	A	1,350,070
1,000	5.000%, 1/01/25	1/23 at 100.00	A	1,063,330
1,845	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	2,000,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,675	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	$3,128,733
4,610	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	6,086,860
825	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	971,083
1,220	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A+	1,384,517
5,085	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	5,912,736
2,260	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	2,829,181
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
575	5.000%, 6/01/31	6/27 at 100.00	A3	702,966
570	5.000%, 6/01/33	6/27 at 100.00	A3	694,231
1,355	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	A	1,589,916
70	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	75,441
1,295	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A, 4.000%, 7/01/35	7/30 at 100.00	A2	1,568,297
10	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	11,762
36,920	Total Transportation			44,090,639
	U.S. Guaranteed – 7.7% (5)
3,245	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	3,442,685
1,025	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	A2	1,116,369
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
320	4.000%, 1/01/33 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	358,298
220	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	253,605
625	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016, 3.250%, 1/01/39 (Pre-refunded 1/01/26)	1/26 at 100.00	N/R	696,825
485	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	549,641
3,315	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Series 2012B, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,367,642

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
$280	5.375%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	$304,105
430	5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	469,693
2,505	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	2,778,471
2,100	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32 (Pre-refunded 11/01/22)	11/22 at 100.00	A-	2,193,723
2,020	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32 (Pre-refunded 5/01/22)	5/22 at 100.00	A	2,085,105
1,010	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,025,695
1,310	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,356,911
3,135	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	3,223,376
850	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Refunding Series 2012, 5.000%, 11/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A-	879,308
1,110	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,203,073
180	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	189,401
385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (Pre-refunded 7/15/23)	7/23 at 100.00	A-	422,749
2,990	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A+	3,168,264
1,445	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/38 (Pre-refunded 1/15/24)	1/24 at 100.00	A	1,608,863
5,005	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A+	5,679,674
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,940	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	3,083,237
1,220	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	1,279,438
280	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.500%, 12/01/35 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA	283,741
2,095	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa3	2,372,818

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$530	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	A1	$539,821
41,055	Total U.S. Guaranteed			43,932,531
	Utilities – 7.7%
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
1,820	5.000%, 12/01/40	12/25 at 100.00	Aa3	2,135,024
1,365	5.000%, 12/01/45	12/25 at 100.00	Aa3	1,590,703
330	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/45	12/30 at 100.00	Aa3	393,786
25	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	25,563
3,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)	No Opt. Call	N/R	4,344
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	2,837
155	Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2020, 2.125%, 12/01/45	12/28 at 100.00	AA	153,140
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
400	5.000%, 5/01/40	5/25 at 100.00	Aa3	460,280
785	4.000%, 5/01/45	5/25 at 100.00	Aa3	843,663
1,930	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	2,114,701
1,325	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	1,445,416
4,305	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	5,381
2,265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	2,452,950
4,060	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, 3.100%, 11/01/38 (AMT)	11/29 at 100.00	A-	4,407,171
7,450	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	8,098,597
3,165	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	3,947,641
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	2,380,020

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,060	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	$2,421,118
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B, 5.000%, 11/01/54	11/29 at 100.00	A+	2,518,360
1,500	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding First Lien Series 2017C, 0.670%, 9/01/40 – AGM Insured (Mandatory Put 12/01/23) (SIFMA Reference Rate + 0.650% Spread) (7)	6/23 at 100.00	AA	1,512,795
915	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	1,103,938
	University Area Joint Authority, Centre County, Pennsylvania, Sewer Revenue Bonds, Series 2021:
865	3.000%, 11/01/34 – BAM Insured	11/26 at 100.00	AA	951,863
525	3.000%, 11/01/35 – BAM Insured	11/26 at 100.00	AA	576,156
1,000	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured	9/29 at 100.00	AA	1,081,600
	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021:
1,000	5.000%, 1/01/23 – BAM Insured	No Opt. Call	AA	1,064,440
1,615	5.000%, 1/01/24 – BAM Insured	No Opt. Call	AA	1,795,024
48,605	Total Utilities			43,486,511
$501,467	Total Municipal Bonds (cost $512,230,886)			548,639,493

Shares	Description (1)	Value
	COMMON STOCKS – 2.2%
	Electric Utilities – 2.2%
324,114	Energy Harbor Corp, (8), (9), (10)	$12,262,205
	Total Common Stocks (cost $9,068,453)	12,262,205
	Total Long-Term Investments (cost $521,299,339)	560,901,698
	Other Assets Less Liabilities – 1.2% (11)	6,759,439
	Net Assets – 100%	$567,661,137
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(37)	12/21	$(4,921,556)	$(4,937,766)	$(16,209)	$2,891
U.S. Treasury Long Bond	(28)	12/21	(4,553,887)	(4,563,125)	(9,239)	14,000
Total			$(9,475,443)	$(9,500,891)	$(25,448)	$16,891

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$548,639,493	$ —	$548,639,493
Common Stocks	—	12,262,205	—	12,262,205
Investments in Derivatives:
Futures Contracts*	(25,448)	—	—	(25,448)
Total	$(25,448)	$560,901,698	$ —	$560,876,250

*	Represents net unrealized appreciation (depreciation).

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.1%
	MUNICIPAL BONDS – 97.0%
	Consumer Staples – 1.7%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$260	5.250%, 6/01/32	9/21 at 100.00	N/R	$260,159
600	5.625%, 6/01/47	9/21 at 100.00	N/R	600,324
6,155	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	9/21 at 100.00	B-	6,195,746
4,910	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	9/21 at 100.00	B-	4,913,879
11,925	Total Consumer Staples			11,970,108
	Education and Civic Organizations – 9.2%
1,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Refunding Series 2021C, 4.000%, 1/01/46 (WI/DD, Settling 10/05/21)	1/31 at 100.00	A1	1,166,520
1,685	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40	1/27 at 100.00	A1	1,897,715
	College of William and Mary, Virginia, General Pledge Revenue Bonds, Series 2020A:
750	5.000%, 2/15/30	No Opt. Call	AA	991,125
260	5.000%, 2/15/31	2/30 at 100.00	AA	341,463
375	5.000%, 2/15/32	2/30 at 100.00	AA	490,609
370	5.000%, 2/15/33	2/30 at 100.00	AA	482,517
375	4.000%, 2/15/34	2/30 at 100.00	AA	450,776
1,455	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/48	1/28 at 100.00	AA	1,763,576
2,000	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%, 10/01/50	10/30 at 100.00	Aa1	2,180,520
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	578,475
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2019A:
3,250	4.000%, 6/01/34	6/29 at 100.00	Aa2	3,893,500
1,200	4.000%, 6/01/36	6/29 at 100.00	Aa2	1,430,436
985	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,165,590
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	883,080

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Salem Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45	4/30 at 100.00	BBB+	$1,120,180
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,857,575
9,360	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	AAA	11,388,312
7,000	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2019B, 5.000%, 9/01/49	9/29 at 100.00	AAA	8,997,030
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,080,100
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
3,000	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	3,279,120
3,065	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	3,310,507
1,625	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021, 4.000%, 6/01/36	6/31 at 100.00	BBB-	1,924,455
1,575	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998, 5.250%, 1/01/31 – NPFG Insured	No Opt. Call	AA	2,033,939
2,190	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	2,480,460
525	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2018A, 5.000%, 11/01/38	11/28 at 100.00	AA-	652,937
4,975	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/33	11/30 at 100.00	AA-	6,476,604
52,770	Total Education and Civic Organizations			63,317,121
	Health Care – 11.9%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,550	5.000%, 7/01/29	No Opt. Call	AA-	2,020,983
1,200	5.000%, 7/01/31	7/30 at 100.00	AA-	1,586,856
1,165	5.000%, 7/01/33	7/30 at 100.00	AA-	1,530,041
325	5.000%, 7/01/37	7/30 at 100.00	AA-	421,918
1,195	4.000%, 7/01/38	7/30 at 100.00	AA-	1,432,327
1,075	4.000%, 7/01/45	7/30 at 100.00	AA-	1,266,404
	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019:
1,375	5.000%, 7/01/28	No Opt. Call	A	1,731,194
725	5.000%, 7/01/29	No Opt. Call	A	932,053
4,030	5.000%, 7/01/30	7/29 at 100.00	A	5,160,697
1,470	5.000%, 7/01/34	7/29 at 100.00	A	1,856,404
560	4.000%, 7/01/35	7/29 at 100.00	A	659,187
1,205	4.000%, 7/01/37	7/29 at 100.00	A	1,410,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	$2,211,053
1,500	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44	5/24 at 100.00	AA+	1,635,015
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48	5/28 at 100.00	AA+	2,319,320
210	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	224,849
2,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	2,220,820
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,945,690
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
180	5.000%, 1/01/32	1/27 at 100.00	A-	215,163
2,000	5.000%, 1/01/47	1/27 at 100.00	A-	2,332,960
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	1,142,310
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
875	4.000%, 7/01/36	7/30 at 100.00	AA-	1,057,053
6,000	4.000%, 7/01/51	7/30 at 100.00	AA-	7,030,140
4,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	5,882,220
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,176,480
1,800	5.000%, 6/15/35	6/26 at 100.00	A3	2,106,702
1,600	5.000%, 6/15/36	6/26 at 100.00	A3	1,870,736
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,513,218
3,300	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	3,982,308
6,660	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49	6/30 at 100.00	AA-	7,775,350
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020:
4,000	4.000%, 11/01/37	11/29 at 100.00	AA	4,759,480
2,150	4.000%, 11/01/38	11/29 at 100.00	AA	2,552,222

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
$1,250	5.000%, 1/01/32	1/26 at 100.00	A+	$1,460,512
1,230	5.000%, 1/01/34	1/26 at 100.00	A+	1,434,844
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,217,880
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,402,268
69,125	Total Health Care			82,477,097
	Housing/Multifamily – 3.1%
730	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	10/21 at 100.00	AA	733,044
695	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	732,898
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,510	3.500%, 3/01/35	3/24 at 100.00	AA+	1,578,146
1,790	3.625%, 3/01/39	3/24 at 100.00	AA+	1,869,154
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	1,053,440
2,585	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,733,586
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,588,740
1,710	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,826,126
3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A, 3.600%, 9/01/39	3/28 at 100.00	AA+	3,290,010
1,250	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E, 2.300%, 7/01/40	7/29 at 100.00	AA+	1,262,088
1,745	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G, 2.200%, 9/01/40	9/29 at 100.00	AA+	1,762,311
2,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2021B, 2.400%, 3/01/46	3/30 at 100.00	AA+	2,016,080
1,290	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	9/21 at 100.00	AA+	1,294,347
20,805	Total Housing/Multifamily			21,739,970
	Long-Term Care – 2.7%
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc, Series 2016A:
4,725	5.000%, 10/01/42	10/24 at 102.00	BBB+	5,308,159
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	761,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$700	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020, 4.000%, 10/01/45	10/26 at 103.00	A-	$793,282
625	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Virginia United Methodist Homes of Williamsburg Inc Windsormeade, Series 2021A, 4.000%, 6/01/41	6/27 at 103.00	N/R	691,131
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2016, 4.000%, 1/01/37	1/25 at 102.00	BBB-	1,081,470
845	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2017A, 5.000%, 1/01/48	1/23 at 103.00	BBB-	900,449
3,300	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 5.250%, 1/01/54	1/24 at 104.00	N/R	3,598,419
1,500	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	BB	1,607,625
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc/United Church Homes and Services Obligated Group, Refunding Series 2016:
1,110	5.000%, 9/01/26	9/24 at 102.00	N/R	1,251,692
1,500	5.000%, 9/01/31	9/24 at 102.00	N/R	1,666,935
1,025	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45	7/27 at 103.00	A	1,170,232
17,030	Total Long-Term Care			18,831,015
	Tax Obligation/General – 5.9%
2,000	Arlington County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2020A, 5.000%, 8/01/30	No Opt. Call	AAA	2,709,160
4,600	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	3,654,930
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2020A, 5.000%, 10/01/39	4/30 at 100.00	AAA	3,919,530
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2021A, 4.000%, 10/01/32	4/31 at 100.00	AAA	3,795,960
500	Hampton, Virginia, General Obligation Bonds, Public Improvement Environmental Impact Green Series 2020A, 4.000%, 9/01/32	9/30 at 100.00	AA+	628,080
3,465	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 12/01/25	No Opt. Call	AAA	4,148,125
2,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2019A, 4.000%, 12/01/30	12/28 at 100.00	AAA	2,427,180
3,100	Newport News, Virginia, General Obligation Bonds, General improvement Series 2019A, 5.000%, 2/01/22	No Opt. Call	AA+	3,163,426
1,250	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2016A, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,534,588

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/31	8/28 at 100.00	AAA	$1,275,360
400	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2020A, 4.000%, 9/01/40	3/30 at 100.00	AAA	482,160
1,500	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2021A, 4.000%, 3/01/39	3/31 at 100.00	AAA	1,841,850
6,715	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	3,629,860
370	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/32	No Opt. Call	AA+	516,146
805	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2019A, 4.000%, 7/15/32	7/29 at 100.00	AA+	986,745
2,710	Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30	No Opt. Call	AAA	3,425,169
7,110	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48	8/25 at 38.79	Aaa	2,616,338
43,525	Total Tax Obligation/General			40,754,607
	Tax Obligation/Limited – 27.4%
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,836,039
1,000	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,232,760
925	5.000%, 2/15/36	8/27 at 100.00	Aa1	1,137,232
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
250	5.250%, 7/15/25 – ACA Insured	10/21 at 100.00	N/R	250,402
520	5.500%, 7/15/35 – ACA Insured	10/21 at 100.00	N/R	520,619
1,000	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	1,007,400
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	106,652
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34	10/27 at 100.00	AA+	1,240,880
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37	4/27 at 100.00	AA+	1,213,650
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
1,540	5.000%, 8/01/30	No Opt. Call	AA+	2,053,344
1,570	5.000%, 8/01/31	8/30 at 100.00	AA+	2,106,626
1,500	5.000%, 8/01/34	8/30 at 100.00	AA+	1,984,650
1,000	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A	3/31 at 100.00	N/R	1,085,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$3,000	5.000%, 11/15/33	11/25 at 100.00	BB	$3,437,970
1,000	5.000%, 11/15/35	11/25 at 100.00	BB	1,143,000
620	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery, 4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	708,437
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	BB	1,035,851
500	5.250%, 1/01/36	1/22 at 100.00	BB	508,185
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,183,510
1,000	5.000%, 12/01/33	12/26 at 100.00	BB	1,175,320
	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A:
3,000	5.000%, 7/01/45	7/30 at 100.00	AA	3,828,570
3,000	5.250%, 7/01/60	7/30 at 100.00	AA	3,855,450
2,965	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa3	3,084,875
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 7/01/36	1/28 at 100.00	AA+	1,239,370
2,365	5.000%, 7/01/38	1/28 at 100.00	AA+	2,919,167
6,000	5.000%, 7/01/48	1/28 at 100.00	AA+	7,296,720
1,000	5.000%, 7/01/52	1/28 at 100.00	AA+	1,213,260
9,760	5.500%, 7/01/57	1/28 at 100.00	AA+	12,108,842
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 – AGM Insured	11/31 at 37.76	AA	829,980
960	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,006,685
1,000	Mosaic District Community Development Authority, Fairfax County, Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35	3/30 at 100.00	A2	1,172,830
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
365	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	396,098
800	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	882,648
2,185	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,404,265
4,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	N/R	4,709,928

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$43	0.000%, 7/01/24	No Opt. Call	N/R	$41,539
81	0.000%, 7/01/27	No Opt. Call	N/R	74,773
79	0.000%, 7/01/29	7/28 at 98.64	N/R	69,477
102	0.000%, 7/01/31	7/28 at 91.88	N/R	82,711
115	0.000%, 7/01/33	7/28 at 86.06	N/R	86,702
84	4.500%, 7/01/34	7/25 at 100.00	N/R	93,000
3,247	0.000%, 7/01/51	7/28 at 30.01	N/R	789,053
10,115	5.000%, 7/01/58	7/28 at 100.00	N/R	11,711,653
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,180	4.329%, 7/01/40	7/28 at 100.00	N/R	2,478,180
61	4.536%, 7/01/53	7/28 at 100.00	N/R	68,992
31	4.784%, 7/01/58	7/28 at 100.00	N/R	35,476
	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015:
500	5.000%, 9/01/23, 144A	No Opt. Call	A	540,350
1,000	5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,143,320
1,000	5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,140,730
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	9/21 at 100.00	Baa2	1,016,890
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,461,760
1,070	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,132,242
670	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	709,041
515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	535,667
4,000	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A, 4.000%, 4/15/33	4/30 at 100.00	AA+	4,935,600
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Refunding Series 2017E:
1,000	5.000%, 2/01/30	2/28 at 100.00	AA+	1,260,960
2,000	5.000%, 2/01/32	2/28 at 100.00	AA+	2,501,640
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019A:
2,835	5.000%, 2/01/29	No Opt. Call	AA+	3,693,920
3,000	5.000%, 2/01/30	2/29 at 100.00	AA+	3,878,820
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019B, 5.000%, 2/01/31	2/29 at 100.00	AA+	2,571,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2020A:
$1,500	4.000%, 2/01/36	2/30 at 100.00	AA+	$1,816,755
2,000	4.000%, 2/01/37	2/30 at 100.00	AA+	2,415,200
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,267,585
4,370	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/34	9/30 at 100.00	AA+	5,830,017
4,950	Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue Bonds, Senior Lien Series 2021, 5.000%, 5/15/51	5/31 at 100.00	Aa1	6,451,434
1,210	Virginia Port Authority, General Fund Revenue Bonds, Refunding Taxable Series 2020B, 5.000%, 7/01/29 (AMT)	No Opt. Call	AA+	1,556,617
1,430	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2016C, 5.000%, 8/01/36 (AMT)	8/26 at 100.00	AA+	1,717,258
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, 4.000%, 8/01/38 (AMT)	8/29 at 100.00	AA+	2,409,640
	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2020A:
1,000	5.000%, 8/01/31	8/30 at 100.00	AA+	1,345,840
1,000	5.000%, 8/01/34	8/30 at 100.00	AA+	1,330,070
2,500	5.000%, 8/01/36	8/30 at 100.00	AA+	3,308,775
6,000	5.000%, 8/01/37	8/30 at 100.00	AA+	7,917,060
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2021A-2, 4.000%, 8/01/37	8/31 at 100.00	AA+	2,473,880
1,265	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	1,573,205
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,369,440
3,030	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Infrastructure Series 2020C, 5.000%, 11/01/29	No Opt. Call	AAA	4,039,778
2,270	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Infrastructure Series 2021A, 4.000%, 11/01/39	11/31 at 100.00	AAA	2,811,372
	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Series 2019B:
500	4.000%, 11/01/37	11/29 at 100.00	AAA	607,770
500	4.000%, 11/01/38	11/29 at 100.00	AAA	606,340
25	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	26,344
275	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40	11/25 at 100.00	AAA	324,153
345	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	447,279

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	$1,026,540
5,640	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	6,471,674
3,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2019, 5.000%, 5/15/32	5/29 at 100.00	AA+	3,897,480
4,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43	7/31 at 100.00	AA	4,826,320
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45	7/30 at 100.00	AA	1,279,230
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Aa2	1,213,530
161,013	Total Tax Obligation/Limited			189,330,797
	Transportation – 22.4%
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
350	4.000%, 7/01/36	7/26 at 100.00	A2	394,663
770	4.000%, 7/01/38	7/26 at 100.00	A2	865,819
525	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2021A, 4.000%, 7/01/33 – AGM Insured	7/31 at 100.00	AA	653,089
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,933,045
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
2,875	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	3,409,865
6,535	5.000%, 7/01/46	7/26 at 100.00	BBB	7,793,445
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000	0.000%, 7/15/32 (4)	7/28 at 100.00	BBB+	3,317,430
1,755	0.000%, 7/15/40 – AGM Insured (4)	7/28 at 100.00	AA	1,962,441
1,620	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB+	1,685,059
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
305	4.000%, 10/01/38	10/29 at 100.00	A-	359,232
2,180	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	AA	2,519,557
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36	10/28 at 100.00	A	2,508,560
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	3,073,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
$4,200	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	$4,032,840
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	4,635,013
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	9,763,000
5,250	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	6,718,530
3,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	4,463,679
5,200	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	6,238,440
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
625	5.000%, 10/01/34 (AMT)	10/27 at 100.00	Aa3	772,631
3,000	5.000%, 10/01/42 (AMT)	10/27 at 100.00	Aa3	3,663,030
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
3,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aa3	3,795,390
3,345	5.000%, 10/01/37 (AMT)	10/28 at 100.00	Aa3	4,180,046
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A:
1,000	5.000%, 10/01/30 (AMT)	10/29 at 100.00	Aa3	1,297,760
1,000	5.000%, 10/01/38 (AMT)	10/29 at 100.00	Aa3	1,267,910
4,000	5.000%, 10/01/40 (AMT)	10/29 at 100.00	Aa3	5,049,520
1,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A Forward Delivery, 5.000%, 10/01/32 (AMT)	10/30 at 100.00	Aa3	1,315,160
1,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020B Forward Delivery, 4.000%, 10/01/39	10/30 at 100.00	Aa3	1,213,780
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A:
1,665	4.000%, 10/01/41 (AMT)	10/31 at 100.00	Aa3	1,992,705
1,000	4.000%, 10/01/51 (AMT)	10/31 at 100.00	Aa3	1,172,740
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (AMT)	9/21 at 100.00	B	150,356
595	5.000%, 8/01/31 (AMT)	9/21 at 100.00	B	596,386
1,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Refunding Series 2021A, 5.000%, 7/01/31	No Opt. Call	A-	1,359,100

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
$1,585	5.000%, 7/01/38	7/29 at 100.00	A-	$2,014,678
875	5.000%, 7/01/39	7/29 at 100.00	A-	1,109,640
1,185	5.000%, 7/01/43	7/29 at 100.00	A-	1,491,761
230	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	238,791
330	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	342,583
3,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	3,520,980
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
7,725	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	9,307,698
2,825	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	3,388,672
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012:
3,575	5.000%, 7/01/34 (AMT)	1/22 at 100.00	BBB	3,631,378
1,500	5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,523,250
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
1,000	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	1,015,120
4,015	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	4,074,382
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,500	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,559,085
2,665	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	2,789,056
11,590	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	12,066,581
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
2,000	5.000%, 7/01/30	7/27 at 100.00	AA	2,472,380
1,000	5.000%, 7/01/33	7/27 at 100.00	AA	1,230,300
2,000	5.000%, 7/01/36	7/27 at 100.00	AA	2,448,440
1,400	5.000%, 7/01/37	7/27 at 100.00	AA	1,710,324
3,250	5.000%, 7/01/42	7/27 at 100.00	AA	3,935,685
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AA-	1,221,660
140,100	Total Transportation			155,245,985
	U.S. Guaranteed – 5.9% (5)
525	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	565,079

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
$1,000	5.000%, 12/01/42 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	$1,106,370
1,000	5.000%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	1,106,370
2,000	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 5.000%, 10/01/33 (Pre-refunded 4/01/26)	4/26 at 100.00	AAA	2,415,120
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	1,334,765
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A:
1,400	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,765,344
2,100	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,648,016
1,770	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,231,899
3,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Washington & Lee University, Series 2013, 5.000%, 1/01/43 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	3,048,660
3,755	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/46 (Pre-refunded 8/01/28)	8/28 at 100.00	AAA	4,851,648
1,870	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/31 (Pre-refunded 3/01/27)	3/27 at 100.00	AAA	2,316,556
1,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/25 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,056,250
120	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	125,261
4,500	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/38 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+	5,291,685
2,180	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24 (Pre-refunded 8/01/22)	8/22 at 100.00	AA+	2,277,533
3,975	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,201,018
725	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40 (Pre-refunded 11/01/25)	11/25 at 100.00	N/R	863,896
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37 (Pre-refunded 12/01/26)	12/26 at 100.00	N/R	1,229,260
1,665	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	A+	1,848,650
890	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48 (Pre-refunded 8/15/25)	8/25 at 38.79	Aaa	339,419
35,695	Total U.S. Guaranteed			40,622,799

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 6.8%
$2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	$2,045,060
3,660	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,741,618
4,000	Fairfax County, Virginia, Sewer Revenue Bonds, Series 2021A, 5.000%, 7/15/46	7/31 at 100.00	AAA	5,312,040
2,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	2,724,400
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33	7/27 at 100.00	A-	1,175,600
1,735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	2,127,214
825	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/33	10/27 at 100.00	BBB	964,796
	Guam Power Authority, Revenue Bonds, Series 2012A:
390	5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	408,977
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,570,575
1,350	5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	1,410,453
3,085	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,167,431
2,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008B, 0.750%, 11/01/35 (Mandatory Put 9/02/25)	No Opt. Call	A2	2,010,560
4,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	4,598,200
1,715	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	2,096,742
1,355	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	CCC	1,410,338
5,000	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A, 5.000%, 1/15/32	1/26 at 100.00	Aa1	5,976,750
2,955	Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 5.000%, 1/15/34	1/30 at 100.00	Aa1	3,877,581
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38), 144A	7/23 at 100.00	B	1,062,190
1,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	1,022,530
41,070	Total Utilities			46,703,055
$593,058	Total Municipal Bonds (cost $615,391,423)			670,992,554

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
32,138	American Airlines Group Inc, (6), (7)	$640,831
	Total Common Stocks (cost $905,444)	640,831
	Total Long-Term Investments (cost $616,296,867)	671,633,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Education and Civic Organizations – 0.5%
$1,700	Loudoun County Industrial Development Authority, Virginia, Multi-Modal Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2013A, 0.000%, 6/01/43 (Mandatory Put 9/07/21) (8)	8/21 at 100.00	A-1+	$1,700,000
1,930	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2003E, 0.000%, 2/15/38 (Mandatory Put 9/07/21) (8)	9/21 at 100.00	A-1+	1,930,000
$3,630	Total Short-Term Investments (cost $3,630,000)			3,630,000
	Total Investments (cost $619,926,867) – 97.6%			675,263,385
	Other Assets Less Liabilities – 2.4%			16,489,734
	Net Assets – 100%			$691,753,119
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$670,992,554	$ —	$670,992,554
Common Stocks	640,831	—	—	640,831
Short-Term Investments:
Municipal Bonds	—	3,630,000	—	3,630,000
Total	$640,831	$674,622,554	$ —	$675,263,385

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.